BUSINESS ACQUISITION (Details) - USD ($)		1 Months Ended
	Feb. 01, 2016	Jan. 22, 2016	Feb. 29, 2016	Feb. 28, 2015
Intangible assets
Goodwill			$ 87,022,517	$ 12,330,326
Firstleap [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 20,942,238
Other current assets		5,610,330
Property and equipment, net		5,423,538
Rental deposit		1,228,525
Intangible assets
Goodwill		61,701,300
Other current liabilities		(13,260,800)
Deferred revenue		(45,093,685)
Noncontrolling interest		400,241
Total purchase consideration		46,578,770
Yinghe Youshi [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)
Total purchase consideration	13,112,437
Trade name [Member] | Firstleap [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 5,079,693
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		10 years
Trade name [Member] | Yinghe Youshi [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,353,571
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Student Base [Member] | Firstleap [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 4,547,390
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		7 years
Technology-Based Intangible Assets [Member] | Yinghe Youshi [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,460,032
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years